Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Options and Warrants (Tables) [Line Items]
Schedule of summarizes additional information relating to warrants outstanding
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$6.25	131,100	0.75	$6.25	131,100	$6.25	$-
$14.00	46,828	1.24	$14.00	46,828	$14.00	$-
$7.50	927,604	4.68	$7.50	822,004	$7.50	$-
$4.90	125,000	2.73	$4.90	125,000	$4.90	$-

		Weighted	Weighted Average		Weighted Average
Range of		Average Remaining	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Contractual Life(Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$6.25	131,100	0.75	$6.25	131,100	$6.25	$-
$14.00	46,828	1.24	$14.00	46,828	$14.00	$-
$7.50	927,604	4.68	$7.50	822,004	$7.50	$-
$4.90	125,000	2.73	$4.90	125,000	$4.90	$-

Schedule summarizes additional options outstanding
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$5.34	40,000	2.75	$5.34	40,000	$5.34	$-
$4.85	123,500	2.75	$4.85	123,500	$4.85	$-

		Weighted	Weighted Average		Weighted Average
Range of		Average Remaining	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Contractual Life(Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value
$5.34	40,000	2.97	$5.34	40,000	$5.34	$-
$4.95	123,500	2.97	$4.95	123,500	$4.95	$-

Warrant [Member]
Options and Warrants (Tables) [Line Items]
Schedule of warrants outstanding
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	141,828	$11.99	2.16 years	$-

Granted	1,517,200	7.23	4.70 years	-

Expired/Cancelled	-	-	-	-

Exercised	(428,496)	7.39	-	-

Outstanding, January 31, 2022	1,230,532	7.35	3.93 years	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-	-

Exercised	-	-	-	-

Outstanding - April 30, 2022	1,230,532	$7.35	3.75 years	$-

Exercisable - April 30, 2022	1,230,532	$7.35	3.75 years	$-

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2020	70,000	$18.93	2.08 years

Granted	91,828	12.53	3.00 years	-

Expired/Cancelled	(20,000)	14.00	-

Exercised	-	-	-

Outstanding, January 31, 2021	141,828	11.99	2.16 years

Granted	1,517,200	7.23	4.70 years	-

Expired/Cancelled	-	-	-

Exercised	(428,496)	7.39	-

Outstanding- January 31, 2022	1,230,532	$7.35	3.93 years	$-

Exercisable - January 31, 2022	1,124,932	$7.34	3.86 years	$-

Options [Member]
Options and Warrants (Tables) [Line Items]
Schedule of options outstanding
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	-	$-	-

Granted	163,500	4.97	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2022	163,500	-	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding - April 30, 2022	163,500	$4.97	2.75 years	$-

Exercisable - April 30, 2022	163,500	$4.97	2.75 years	$-

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2020	-	$-	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2021	-	-	-

Granted	163,500	4.97	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2022	163,500	$4.97	2.97 years	$-

Exercisable - January 31, 2022	163,500	$4.97	2.97 years	$-